Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	December 31,
	2013	2014

Accounts receivable	$54,743	156,697
Allowance for doubtful accounts	(145)	(2,410)

Accounts receivable, net	$54,598	$154,287

Movement of Allowance for Doubtful Accounts
	December 31,
	2012	2013	2014

Balance at beginning of year	$68	$213	$145
Addition in connection with business acquisition	-	-	2,020
Charge to expense	154	157	349
Write offs during the year	(10)	(229)	(74)
Exchange rate differences	1	4	(30)

Balance at end of year	$213	$145	$2,410